Advances to third parties - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Advances to Third Parties [Line Items]
Balance, beginning of year	$ 46,998
Acquisition	0
Balance, end of year	16,780	$ 46,998
Advances to a third party independent sales organization
Advances to Third Parties [Line Items]
Balance, beginning of year	46,680	51,175
Interest on advances to a third party	2,568	5,427
Merchant residuals received	(9,036)	(12,649)
Settlement of advances to a third party	(23,687)	0
Acquisition	0	3,240
Fair value remeasurement	91	(513)
Balance, end of year	$ 16,616	$ 46,680